UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2010



Check here if Amendment [ ]; Amendment Number:





This Amendment (Check only one.):  [  ] is a restatement.

                                   [  ] adds new holdings entries.





Institutional Investment Manager Filing this Report:





Name:    Stilwell Value LLC

Address: 111 SW Broadway, 12th Floor

         New York, NY 10006



Form 13F File Number: 028-12466



The institutional investment manager filing this report and the person  by  whom it is signed hereby represent that the person signing the report  is  authorized to submit it, that  all  information  contained  herein  is  true,  correct  and complete, and that  it  is  understood  that  all  required  items,  statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:    Joseph Stilwell

Title:   Managing Member

Phone:   212-269-5800



Signature, Place, and Date of Signing:



  /s/ Joseph Stilwell             New York, NY       May 7, 2010

-------------------------         -------------      -----------

     [Signature]                  [City, State]      [Date]



Report Type (Check only one):



[ ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)





[X]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





List of Other Managers Reporting for this Manager



No.   Form 13F File Number     Name

---   --------------------     ---------------

1     028-12231                Joseph Stilwell